Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 03, 2012
SIMT MULTI-ASSET INCOME FUND (Prospectus Summary): | SIMT MULTI-ASSET INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Income Fund
Supplement Text	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund

Supplement dated April 20, 2012
to the Class A Shares Prospectus dated April 3, 2012

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses of the Multi-Asset Accumulation and Multi-Asset Income Funds.

Expense, Heading	rr_ExpenseHeading	Change in Fees and Expenses for the Multi-Asset Income Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

Under the heading "Fees and Expenses," in the Fund Summary for the Multi-Asset Income Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	In addition, under the same heading, the "Example" table is hereby deleted and replaced with the following:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	There are no other changes to the fees and expenses for the Multi-Asset Income Fund.
SupplementClosingTextBlock	ck0000804239_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-781 (4/12)
SIMT MULTI-ASSET INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	425

[1]	Based on estimated amounts for the current fiscal year.